Common Stock (Tables)	6 Months Ended
Jun. 30, 2023
Common Stock
Schedule of common stock reserved for future issuance

	December 31,		June 30, 2023
	2022	2021	(unaudited)
Conversion of convertible preferred stock	21,257,708	21,257,708	21,257,708
Stock options issued and outstanding	9,694,890	10,516,525	9,694,890
Shares available for future issuance under the stock incentive plan	27,884,000	27,884,000	27,884,000
Restricted stock units	—	—	15,059
Convertible preferred stock warrants outstanding	342,011	342,011	—
Total common stock reserved	59,178,609	60,000,244	58,851,657